Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Computer software
Intangible assets
Amortization period	5 years
Bottom of Range | Medical licenses
Intangible assets
Amortization period	2 years
Bottom of Range | Tradenames
Intangible assets
Amortization period	19 years
Top of Range | Medical licenses
Intangible assets
Amortization period	16 years
Top of Range | Tradenames
Intangible assets
Amortization period	20 years